Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - Issued Capital [member] - shares	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Capital and Reserve [line items]
Common shares issued	454,159,968	454,033,830
Common shares outstanding	454,159,968	454,033,830